Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents

6 Cash and cash equivalents

Cash and cash equivalents of €10,193 million (€10,155 million at December 31, 2022) included financial assets with maturity of up to three months at the date of inception amounting to €6,462 million (€6,804 million at December 31, 2022) and mainly included deposits with financial institutions, having notice of more than 48 hours.

Expected credit losses on deposits with banks and financial institutions measured at amortized cost were immaterial.

Cash and cash equivalents mainly consisted of deposits in US dollars (€7,328 million) and in euros (€1,945 million) representing the use of cash on hand in the market for the financial needs of the Group.

Restricted cash amounted to €205 million (€97 million at December 31, 2022) in relation to foreclosure measures by third parties and obligations relating to the payment of debts.

The average maturity of financial assets originally due within 3 months was 12 days with an effective interest rate of 5.48% for bank deposits in U.S. dollars (€5,275 million) and 55 days with an effective interest rate of 3.87% for bank deposits in euros (€598 million).